CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
CONTRACT LIABILITIES
Schedule of breakdown of contract liabilities, current

	2020	2021
Advances from customers for Mobile	5,047	4,155
Advances from customers for Enterprise	1,884	1,161
Advances from customers for WIB	668	1,138
Advances from customers for Consumer	112	185
Others (each below Rp75 billion)	121	156
Total	7,832	6,795

Schedule of breakdown of contract liabilities, non-current

	2020	2021
Advances from customers for Consumer	590	787
Advances from customers for WIB	344	450
Advances from customers for Enterprise	68	39
Others	5	7
Total	1,007	1,283